CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 672,323	¥ 4,622,554	¥ 5,425,024
Restricted cash	58	400	348,710
Accounts receivable, net of allowance for doubtful accounts of RMB13,798 and RMB13,996 at December 31, 2017 and 2018, respectively	86,829	596,995	287,835
Financing receivables, net of allowance for doubtful accounts of nil and RMB4,139 at December 31, 2017 and 2018, respectively	75,339	517,983	64,030
Short-term investment	1,978,017	13,599,852	5,224,559
Inventories	6,372	43,813	34,231
Advances to suppliers	49,142	337,874	263,574
Prepayments and other current assets	219,329	1,507,996	719,983
Amounts due from related parties	960	6,600	9,900
Total current assets	3,088,369	21,234,067	12,377,846
Investments in equity investees	321,054	2,207,410	610,160
Property and equipment, net	1,314,190	9,035,704	6,473,010
Land use rights, net	286,405	1,969,176	1,602,908
Intangible assets, net	7,887	54,227	60,424
Goodwill	616,907	4,241,541	4,241,541
Deferred tax assets	46,260	318,063	152,763
Other non-current assets	90,563	622,669	308,986
TOTAL ASSETS	5,771,635	39,682,857	25,827,638
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowing			250,000
Accounts payable	190,794	1,311,807	889,139
Advances from customers	63,517	436,710	258,965
Income tax payable	59,004	405,683	221,926
Amounts due to related parties	19,230	132,216	114,913
Acquisition consideration payable, current	2,848	19,581	130,004
Dividends payable	247	1,699
Other current liabilities	412,157	2,833,769	2,281,067
Total current liabilities	747,797	5,141,465	4,146,014
Deferred tax liabilities	22,971	157,940	157,320
Acquisition consideration payable, non-current	3,337	22,942	22,942
Other non-current liabilities	13,231	90,961	60,045
TOTAL LIABILITIES	787,336	5,413,308	4,386,321
Commitments and contingencies (Note 17)
Shareholders' equity
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2017 and 2018; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 605,167,551 Class A ordinary shares issued and 579,363,859 Class A ordinary shares outstanding as of December 31, 2018; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2017 and 2018)	76	523	471
Additional paid-in capital	3,510,680	24,137,681	15,975,979
Treasury shares, at cost	(224,722)	(1,545,077)	(914,611)
Retained earnings	1,607,504	11,052,395	6,669,370
Accumulated other comprehensive income/(loss)	83,153	571,716	(295,896)
ZTO Express (Cayman) Inc. shareholders' equity	4,976,691	34,217,238	21,435,313
Noncontrolling interests	7,608	52,311	6,004
Total Equity	4,984,299	34,269,549	21,441,317
TOTAL LIABILITIES AND EQUITY	$ 5,771,635	¥ 39,682,857	¥ 25,827,638